Trade Receivables, Net - Concentration of Credit Risk (Details) - Customer	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Revenue | Customer #1
Concentration of Credit Risk
Concentration of credit risk (in percent)	13.00%	23.60%	23.60%	23.70%	19.60%
Revenue | Customer #2
Concentration of Credit Risk
Concentration of credit risk (in percent)	10.90%
Receivables Balance | Customer #1
Concentration of Credit Risk
Concentration of credit risk (in percent)	17.30%		21.40%	12.20%
Receivables Balance | Customer #2
Concentration of Credit Risk
Concentration of credit risk (in percent)	15.30%		14.20%